Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GUIDESTONE FUNDSSupplement dated September 30, 2021toProspectus dated May 1, 2021This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.I. FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUNDUnder the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 92, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.98%0.98%Other expenses0.14%0.40%Dividend or interest expense on short sales0.11%0.11%Acquired fund fees and expenses0.07%0.07%Total annual Fund operating expenses1.30%1.56%Fee waiver or reimbursement(0.04%)0.02%Total annual Fund operating expenses (after fee waiver or reimbursement)1.26%1.58%(1)The management fee has been restated to reflect the estimated management fee for the current fiscal year, and the fee waiver or reimbursement has been updated to reflect estimated amounts for the current fiscal year.(2)The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 1.08% for the Institutional Class and 1.40% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 92, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$128$1613 Years$408$4955 Years$709$85210 Years$1,564$1,858IV. UPDATE TO PRINCIPAL INVESTMENT STRATEGIES FOR THE SMALL CAP EQUITY FUNDIn the section “Principal Investment Strategies” for the Small Cap Equity Fund, on page 140, the first bullet point is deleted in its entirety and replaced with the following in order to update the market capitalization range for the Russell 2000 ® Index:•The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000®Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 7, 2021, the market capitalization in the Russell 2000® Index ranged from $257.1 million to $7.3 billion. The Fund’s portfolio is not limited to the companies listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors, such as the financial services sector. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.
Strategic Alternatives Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GUIDESTONE FUNDSSupplement dated September 30, 2021toProspectus dated May 1, 2021This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.I. FEES AND EXPENSES CHANGES FOR THE STRATEGIC ALTERNATIVES FUNDUnder the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 92, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.98%0.98%Other expenses0.14%0.40%Dividend or interest expense on short sales0.11%0.11%Acquired fund fees and expenses0.07%0.07%Total annual Fund operating expenses1.30%1.56%Fee waiver or reimbursement(0.04%)0.02%Total annual Fund operating expenses (after fee waiver or reimbursement)1.26%1.58%(1)The management fee has been restated to reflect the estimated management fee for the current fiscal year, and the fee waiver or reimbursement has been updated to reflect estimated amounts for the current fiscal year.(2)The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 1.08% for the Institutional Class and 1.40% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.Under the heading “Fees and Expenses” for the Strategic Alternatives Fund, on page 92, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$128$1613 Years$408$4955 Years$709$85210 Years$1,564$1,858
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated management fee for the current fiscal year, and the fee waiver or reimbursement has been updated to reflect estimated amounts for the current fiscal year.
Strategic Alternatives Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	709
10 Years	rr_ExpenseExampleYear10	$ 1,564
Strategic Alternatives Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.98%	[1]
Dividend or interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	$ 161
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	852
10 Years	rr_ExpenseExampleYear10	$ 1,858
Expense Recoupment	gsf_ExpenseRecoupment	0.02%	[1],[2]
SMALL CAP EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	IV. UPDATE TO PRINCIPAL INVESTMENT STRATEGIES FOR THE SMALL CAP EQUITY FUNDIn the section “Principal Investment Strategies” for the Small Cap Equity Fund, on page 140, the first bullet point is deleted in its entirety and replaced with the following in order to update the market capitalization range for the Russell 2000 ® Index:•The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000®Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 7, 2021, the market capitalization in the Russell 2000® Index ranged from $257.1 million to $7.3 billion. The Fund’s portfolio is not limited to the companies listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors, such as the financial services sector. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	•The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000®Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 7, 2021, the market capitalization in the Russell 2000® Index ranged from $257.1 million to $7.3 billion. The Fund’s portfolio is not limited to the companies listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors, such as the financial services sector. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.

[1]	The management fee has been restated to reflect the estimated management fee for the current fiscal year, and the fee waiver or reimbursement has been updated to reflect estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to pay, waive or assume expenses to the extent needed to limit total annual operating expenses (excluding extraordinary expenses) to 1.08% for the Institutional Class and 1.40% for the Investor Class (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2022. If expenses fall below the levels noted above within three years from the date on which the Adviser made such payment, waiver or assumption, the Fund may reimburse the Adviser so long as the reimbursement does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were paid, waived or assumed; or (ii) the reimbursement would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Trustees of GuideStone Funds.